UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23141

Nuveen High Income December 2019 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHD

Nuveen High Income December 2019 Target Term Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 126.2% (98.7% of Total Investments)

	CORPORATE BONDS – 121.5% (95.0% of Total Investments)

	Aerospace & Defense – 1.9%

$2,000	Bombardier Inc., 144A	4.750%	4/15/19	B	$2,027,500
3,000	Bombardier Inc., 144A	7.750%	3/15/20	B	3,202,500
5,000	Total Aerospace & Defense				5,230,000

	Airlines – 4.1%

1,000	Air Canada 2015-1C Pass Through Trust, 144A	5.000%	3/15/20	BB	1,013,800
3,500	American Airlines Group Inc., 144A	5.500%	10/01/19	BB–	3,618,124
2,000	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	2,025,000
2,000	United Continental Holdings Inc.	6.375%	6/01/18	BB–	2,090,000
2,500	Virgin Australia Holdings Limited, 144A	8.500%	11/15/19	B–	2,631,250
11,000	Total Airlines				11,378,174

	Automobiles – 2.2%

4,050	Fiat Chrysler Automobiles NV	4.500%	4/15/20	BB	4,125,938
2,000	Jaguar Land Rover Automotive PLC, 144A	3.500%	3/15/20	BB+	2,015,000
6,050	Total Automobiles				6,140,938

	Banks – 3.6%

4,500	CIT Group Inc.	5.375%	5/15/20	BB+	4,795,335
4,897	Popular Inc.	7.000%	7/01/19	BB–	5,111,243
9,397	Total Banks				9,906,578

	Capital Markets – 0.9%

2,500	KCG Holdings Inc., 144A	6.875%	3/15/20	BB–	2,562,500

	Chemicals – 1.9%

2,900	CF Industries Inc.	7.125%	5/01/20	BB+	3,157,201
1,000	Hexion Inc.	6.625%	4/15/20	CCC+	917,500
1,098	INVISTA Finance LLC, 144A	4.250%	10/15/19	BBB–	1,128,195
4,998	Total Chemicals				5,202,896

	Commercial Services & Supplies – 4.3%

2,500	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.750%	5/15/19	BBB–	2,566,790
2,912	APX Group, Inc.	6.375%	12/01/19	B1	2,995,720
4,500	GFL Environmental Corporation, 144A	7.875%	4/01/20	B–	4,668,750
1,500	International Lease Finance Corporation	6.250%	5/15/19	BBB–	1,616,103
11,412	Total Commercial Services & Supplies				11,847,363

	Construction & Engineering – 0.9%

2,500	Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B+	2,512,500

	Construction Materials – 1.3%

3,500	Cemex SAB de CV, 144A	6.500%	12/10/19	BB–	3,692,500

	Consumer Finance – 4.5%

3,000	Ally Financial Inc.	4.125%	3/30/20	BB+	3,060,000
1,500	Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	1,605,000
2,000	Navient Corporation	8.000%	3/25/20	BB	2,172,500
3,700	OneMain Financial Holdings, Inc., 144A	6.750%	12/15/19	B	3,866,500
1,725	Springleaf Finance Corporation	5.250%	12/15/19	B	1,740,093
11,925	Total Consumer Finance				12,444,093

NUVEEN	1

JHD	Nuveen High Income December 2019 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 1.0%

$2,700	Coveris Holdings SA, 144A	7.875%	11/01/19	B–	$2,659,500

	Diversified Financial Services – 4.6%

2,250	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	2,272,500
3,775	Nationstar Mortgage LLC Capital Corporation	9.625%	5/01/19	B+	3,878,813
3,500	NewStar Financial, Inc.	7.250%	5/01/20	BB–	3,561,250
2,000	Och-Ziff Finance Co LLC, 144A	4.500%	11/20/19	BB	1,900,000
1,000	PHH Corporation	7.375%	9/01/19	B1	1,086,250
12,525	Total Diversified Financial Services				12,698,813

	Diversified Telecommunication Services – 4.7%

5,350	CenturyLink Inc.	5.625%	4/01/20	BB+	5,608,940
4,350	Frontier Communications Corporation	8.500%	4/15/20	BB–	4,589,250
2,875	WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	2,997,188
12,575	Total Diversified Telecommunication Services				13,195,378

	Electric Utilities – 2.0%

1,500	DCP Midstream Operating LP, 144A	5.350%	3/15/20	BB+	1,552,500
4,000	Talen Energy Supply LLC, 144A	4.625%	7/15/19	B	4,090,000
5,500	Total Electric Utilities				5,642,500

	Electronic Equipment, Instruments & Components – 2.1%

3,945	Anixter Inc.	5.625%	5/01/19	BB+	4,142,250
1,675	Sanmina-SCI Corporation, 144A	4.375%	6/01/19	BBB–	1,712,688
5,620	Total Electronic Equipment, Instruments & Components				5,854,938

	Energy Equipment & Services – 2.4%

1,000	Noble Drilling Corporation	7.500%	3/15/19	BB–	1,037,500
2,500	Resolute Energy Corporation	8.500%	5/01/20	Caa1	2,525,000
3,100	SESI, LLC	6.375%	5/01/19	BB–	3,092,250
6,600	Total Energy Equipment & Services				6,654,750

	Equity Real Estate Investment Trusts – 4.5%

2,840	CoreCivic, Inc.	4.125%	4/01/20	Ba1	2,896,800
500	iStar Inc.	7.125%	2/15/18	B+	517,500
4,000	iStar Inc.	5.000%	7/01/19	B+	4,035,000
3,000	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	4.500%	4/15/19	B+	3,082,500
2,000	Vereit Operating Partner	3.000%	2/06/19	BBB–	2,006,400
12,340	Total Equity Real Estate Investment Trusts				12,538,200

	Food & Staples Retailing – 0.3%

1,000	Bi-Lo LLC Finance Corporation, 144A	9.250%	2/15/19	B3	863,750

	Food Products – 2.4%

2,600	JBS USA LLC, 144A	8.250%	2/01/20	BB+	2,665,000
4,000	Marfrig Holding Europe BV, 144A	6.875%	6/24/19	BB–	4,110,000
6,600	Total Food Products				6,775,000

	Health Care Equipment & Supplies – 2.3%

3,000	Tenet Healthcare Corporation	5.000%	3/01/19	B–	3,004,590
3,300	Tenet Healthcare Corporation	4.750%	6/01/20	BB–	3,371,610
6,300	Total Health Care Equipment & Supplies				6,376,200

	Health Care Providers & Services – 5.1%

2,500	Community Health Systems, Inc.	8.000%	11/15/19	CCC+	2,450,000
3,000	HCA Inc.	6.500%	2/15/20	BBB–	3,283,140
3,650	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	3,494,875
4,770	Kindred Healthcare Inc.	8.000%	1/15/20	B–	4,847,512
13,920	Total Health Care Providers & Services				14,075,527

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure – 3.6%

$2,700	International Game Technology PLC, 144A	5.625%	2/15/20	BB+	$2,821,500
4,000	MGM Resorts International Inc.	5.250%	3/31/20	BB	4,210,000
2,750	Studio City Co Ltd, 144A	5.875%	11/30/19	BB–	2,860,000
9,450	Total Hotels, Restaurants & Leisure				9,891,500

	Household Durables – 6.5%

2,000	Beazer Homes USA, Inc.	5.750%	6/15/19	B–	2,092,500
2,350	KB Home	4.750%	5/15/19	B+	2,414,625
2,144	KB Home	8.000%	3/15/20	B+	2,379,840
1,000	Lennar Corporation	4.500%	11/15/19	Ba1	1,028,750
925	Meritage Homes Corporation	7.150%	4/15/20	Ba2	1,011,608
4,400	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	4,482,500
4,560	William Lyon Homes Incorporated	5.750%	4/15/19	B–	4,605,600
17,379	Total Household Durables				18,015,423

	Household Products – 1.0%

2,790	HRG Group, Inc.	7.875%	7/15/19	BB–	2,887,650

	Independent Power & Renewable Electricity Producers – 4.9%

2,614	Atlantica Yield PLC, 144A	7.000%	11/15/19	B+	2,744,700
5,152	DPL, Inc.	6.750%	10/01/19	Ba3	5,409,600
4,835	Dynegy Inc.	6.750%	11/01/19	B+	4,967,962
950	GenOn Energy Inc.	9.500%	10/15/18	CCC	624,625
13,551	Total Independent Power & Renewable Electricity Producers				13,746,887

	Industrial Conglomerates – 1.8%

3,500	Icahn Enterprises Finance	4.875%	3/15/19	BB+	3,535,000
1,500	Techniplas, LLC, 144A	10.000%	5/01/20	B	1,436,250
5,000	Total Industrial Conglomerates				4,971,250

	Insurance – 0.8%

2,293	Genworth Financial Inc.	6.515%	5/22/18	Ba3	2,287,268

	Internet Software & Services – 0.7%

1,850	Equinix Inc.	4.875%	4/01/20	BB+	1,896,250

	IT Services – 1.2%

3,275	Alliance Data Systems Corporation, 144A	6.375%	4/01/20	N/R	3,332,313

	Machinery – 1.3%

3,500	CNH Industrial Capital LLC	3.375%	7/15/19	Ba1	3,530,625

	Media – 4.9%

1,850	Cablevision Systems Corporation	8.000%	4/15/20	B3	2,048,875
3,350	Clear Channel Worldwide	7.625%	3/15/20	B–	3,379,312
2,500	Cogeco Communications Inc., 144A	4.875%	5/01/20	BB+	2,550,000
1,500	CSC Holdings Inc.	8.625%	2/15/19	B+	1,646,250
3,750	Dish DBS Corporation	5.125%	5/01/20	Ba3	3,909,375
12,950	Total Media				13,533,812

	Metals & Mining – 5.9%

3,080	Allegheny Technologies Inc.	9.375%	6/01/19	B	3,372,600
2,785	Anglo American PLC, 144A	3.625%	5/14/20	BB+	2,805,888
2,500	ArcelorMittal	5.125%	6/01/20	Ba1	2,600,000
1,635	Cliffs Natural Resources Inc., 144A	8.250%	3/31/20	BB–	1,763,756
2,250	New Gold Incorporated, 144A	7.000%	4/15/20	B	2,250,000
1,750	United States Steel Corporation	7.375%	4/01/20	B	1,881,250
1,500	Vale Overseas Limited	5.625%	9/15/19	BBB	1,591,875
15,500	Total Metals & Mining				16,265,369

NUVEEN	3

JHD	Nuveen High Income December 2019 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multiline Retail – 2.3%

$3,366	J.C. Penney Company Inc.	8.125%	10/01/19	B+	$3,635,280
2,750	J.C. Penney Corporation Inc.	5.650%	6/01/20	B+	2,722,500
6,116	Total Multiline Retail				6,357,780

	Oil, Gas & Consumable Fuels – 11.7%

470	Canadian Oil Sands Trust, 144A	7.750%	5/15/19	A–	514,815
2,750	Cenovus Energy Inc.	5.700%	10/15/19	BBB	2,967,965
1,500	EnLink Midstream Partners LP	2.700%	4/01/19	BBB–	1,503,332
2,500	Marathon Oil Corporation	2.700%	6/01/20	BBB	2,482,120
2,395	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	2,400,988
4,331	PBF Holding Company LLC	8.250%	2/15/20	BBB–	4,417,620
4,000	Petrobras International Finance Company	5.750%	1/20/20	BB	4,200,000
3,000	Southwestern Energy Company	5.800%	1/23/20	BB	3,028,125
3,000	Targa Resources Inc.	4.125%	11/15/19	BB–	3,048,750
2,000	Tesoro Logistics LP Finance Corporation	5.500%	10/15/19	BBB–	2,110,000
2,750	Whiting Petroleum Corporation	5.000%	3/15/19	BB–	2,743,125
3,000	Williams Partners LP	5.250%	3/15/20	BBB	3,227,454
31,696	Total Oil, Gas & Consumable Fuels				32,644,294

	Paper & Forest Products – 0.8%

2,150	Tembec Industries, Inc., 144A	9.000%	12/15/19	B2	2,203,750

	Pharmaceuticals – 0.5%

1,500	VRX Escrow Corp., 144A	5.375%	3/15/20	B–	1,342,500

	Road & Rail – 2.2%

2,395	Con-Way, Inc.	7.250%	1/15/18	B–	2,466,850
3,750	The Hertz Corporation	6.750%	4/15/19	B	3,754,687
6,145	Total Road & Rail				6,221,537

	Specialty Retail – 1.4%

3,325	GameStop Corporation, 144A	5.500%	10/01/19	Ba1	3,383,188
750	Guitar Center Inc., 144A	6.500%	4/15/19	B2	630,000
4,075	Total Specialty Retail				4,013,188

	Technology Hardware, Storage & Peripherals – 4.9%

3,568	Dell Inc.	5.875%	6/15/19	Ba2	3,794,603
3,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	3.480%	6/01/19	BBB–	3,075,486
3,000	EMC Corporation	2.650%	6/01/20	Ba2	2,922,573
3,750	Seagate HDD Cayman	3.750%	11/15/18	BBB–	3,843,750
13,318	Total Technology Hardware, Storage & Peripherals				13,636,412

	Thrifts & Mortgage Finance – 1.1%

3,000	Radian Group Inc.	5.500%	6/01/19	BB	3,153,750

	Trading Companies & Distributors – 1.1%

100	Aircastle Limited	6.250%	12/01/19	BB+	107,750
2,860	Avation Capital SA, 144A	7.500%	5/27/20	B+	2,888,600
2,960	Total Trading Companies & Distributors				2,996,350

	Wireless Telecommunication Services – 5.9%

1,000	Digicel Limited, 144A	7.000%	2/15/20	B1	960,000
4,000	Millicom International Cellular SA, 144A	4.750%	5/22/20	BB+	4,081,560
2,650	Softbank Corporation, 144A	4.500%	4/15/20	BB+	2,726,188
2,500	Sprint Capital Corporation	6.900%	5/01/19	B+	2,668,750
1,000	Sprint Communications Inc., 144A	9.000%	11/15/18	BB	1,088,750
1,205	Sprint Communications Inc., 144A	7.000%	3/01/20	BB	1,313,450

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services (continued)

$3,438	Wind Acquisition Finance SA, 144A	6.500%	4/30/20	BB	$3,554,032
15,793	Total Wireless Telecommunication Services				16,392,730
$328,253	Total Corporate Bonds (cost $330,041,012)				337,572,736

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 3.2% (2.5% of Total Investments)

	Capital Markets – 1.1%

$3,000	Prosepect Capital Corporation	4.750%	4/15/20	BBB–	$2,962,500

	Electrical Equipment – 0.5%

1,500	SolarCity Corporation	2.750%	11/01/18	N/R	1,452,188

	Independent Power & Renewable Electricity Producers – 1.1%

3,000	NRG Yield Inc., 144A	3.250%	6/01/20	N/R	2,925,000

	Machinery – 0.5%

1,500	Navistar International Corporation	4.750%	4/15/19	CCC	1,440,000
$9,000	Total Convertible Bonds (cost $8,585,152)				8,779,688

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 1.5% (1.2% of Total Investments)

	Argentina – 1.1%

$3,000	Republic of Argentina, 144A	6.250%	4/22/19	B	$3,168,000

	Sri Lanka – 0.4%

1,000	Republic of Sri Lanka, 144A	6.000%	1/14/19	B+	1,034,967
$4,000	Total Sovereign Debt (cost $4,129,417)				4,202,967
	Total Long-Term Investments (cost $342,755,581)				350,555,391

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.7% (1.3% of Total Investments)

	REPURCHASE AGREEMENTS – 1.7% (1.3% of Total Investments)

$4,666	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $4,666,111, collateralized by $4,660,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $4,760,712	0.090%	4/03/17		$4,666,076
	Total Short-Term Investments (cost $4,666,076)				4,666,076
	Total Investments (cost $347,421,657) – 127.9%				355,221,467
	Borrowings – (32.4)% (3), (4)				(90,000,000)
	Other Assets Less Liabilities – 4.5%				12,473,835
	Net Assets – 100%				$277,695,302

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources

NUVEEN	5

JHD	Nuveen High Income December 2019 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$337,572,736	$—	$337,572,736
Convertible Bonds	—	8,779,688	—	8,779,688
Sovereign Debt	—	4,202,967	—	4,202,967

Short-Term Investments:
Repurchase Agreements	—	4,666,076	—	4,666,076
Total	$—	$355,221,467	$—	$355,221,467

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments was $347,423,299.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$8,551,990
Depreciation	(753,822)
Net unrealized appreciation (depreciation) of investments	$7,798,168

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 25.3%.

(4)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

6	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income December 2019 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017